Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details)	Dec. 31, 2024
Leasehold improvements [Member]
Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the related lease period or the life of the asset
Minimum [Member] | Computers and peripheral equipment [Member]
Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	6.00%
Maximum [Member] | Computers and peripheral equipment [Member]
Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%